LONGTERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

	Fair Value December 31, 2022	Net Additions	Movements in foreign exchange	Fair value adjustments for the period	Fair Value December 31, 2023
Talisker Resources Common Shares	$1,640	$-	$24	$(882)	$782
Silver Wolf Exploration Ltd. Common Shares	51	36	(1)	(15)	71
Endurance Gold Corp. Common Shares	55	60	-	(34)	81
	$1,746	$96	$23	$(931)	$934

Silver Wolf Exploration Ltd.

During the year ended December 31, 2023, the Company received 500,000 common shares as part of the terms in the Option Agreement with Silver Wolf Exploration Ltd. Upon acquisition, the fair value of these common shares were recorded as “Option Income” as a credit to exploration and evaluation assets (see Note 9). Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

Endurance Gold Corp.

During the year ended December 31, 2023, the Company received 400,000 common shares (December 31, 2022 – received 200,000 common shares) as part of the terms of the Option Agreement with Endurance Gold Corp. Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

See Note 9 for full details of the Option Agreement.